Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term investments
Schedule of short-term investments

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000
Wealth management products	42,270	29,873
Time deposits	—	45,624
Total	42,270	75,497